Income Taxes, Deferred Tax Assets Related To Net Operating Loss and Tax Credit Carryforwards (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss and tax credit carryforwards, expiration date	Dec. 31, 2044
Net operating loss and tax credit carryforwards	$ 4,721
Undistributed earnings of foreign subsidiaries	0
U.S. Federal [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	4,415
U.S. State [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Net operating loss and tax credit carryforwards	237
Non-U.S. [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Net operating loss and tax credit carryforwards	$ 69